Oil and Gas Properties	6 Months Ended
Jun. 30, 2023
Oil And Gas Properties
Oil and Gas Properties

5. Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2021	$1,398,676	$2,453,485	$3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	31,334,321	2,558,013	33,892,334
Additions	46,117,188	-	46,117,188
JV Contribution	(28,700,899)	-	(28,700,899)
Change in ARO estimate	615,941	-	615,941
Currency translation adjustment	(14,429,501)	-	(14,429,501)
Impact of hyperinflation	5,751,064	575,248	6,326,312
As at June 30, 2023	$40,688,114	$3,133,261	$43,821,375

Accumulated depletion
As at December 31, 2021	$743,647	$1,687,901	$2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	1,972,988	1,869,552	3,842,540
Depletion	2,893,365	45,556	2,938,921
Impact of hyperinflation	(123,673)	(2,599)	(126,272)
As at June 30, 2023	$4,742,680	$1,912,509	$6,655,189

Net book value
As at December 31, 2022	$29,361,333	$688,461	$30,049,794
As at June 30, 2023	$35,945,434	$1,220,752	$37,166,186

Cendere oil field

The Cendere onshore oil field, which is located in South East Turkey has a total of 25 wells. The Cendere Field was first discovered in 1988. Oil production commenced during 1990. The operator of the Cendere Field is Türkiye Petrolleri Anonim Ortaklığı (“TPAO”). The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

5. Oil and Gas Properties (continued)

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company now owns a 49% working interest in SASB in partnership with TPAO. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea.

Management assesses each field for impairment indicators at each reporting date. As at June 30, 2023, no impairment indicators were identified.